RELATED PARTY TRANSACTIONS - Related Party Transactions Recognized in the Consolidated Income Statement and Non-Financial Assets and Liabilities Originating from Related Party Transactions (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Net revenues	€ 6,676,668	€ 5,970,146	€ 5,095,254
Costs	3,903,070	3,477,355	3,098,475
Financial expenses/(income), net	(1,205)	15,015	49,616
Trade receivables	349,176	261,380
Trade payables	945,657	930,560
Other current assets	137,763	130,228
Other liabilities	1,106,221	1,022,967
Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	23,838	64,398	93,283
Costs	20,895	31,789	39,532
Financial expenses/(income), net	35	1,035	2,697
Trade receivables	4,164	20,398
Trade payables	5,303	9,443
Other current assets	1,377	220
Other liabilities	1,597	973
Total Stellantis Group companies | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	17,866	61,880	89,913
Costs	2,989	15,174	23,800
Financial expenses/(income), net	0	1,032	2,696
Trade receivables	3,654	20,280
Trade payables	3,563	6,325
Other current assets	10	6
Other liabilities	327	704
Maserati | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	4,947	50,391	78,946
Costs	1,636	2,091	2,989
Financial expenses/(income), net	0	0	0
Trade receivables	2,838	19,681
Trade payables	2,700	3,696
Other current assets	0	0
Other liabilities	23	0
FCA US LLC | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	0	14
Costs	0	6,803	14,861
Financial expenses/(income), net	0	0	0
Trade receivables	11	11
Trade payables	0	771
Other current assets	0	0
Other liabilities	0	0
Other Stellantis Group companies | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	12,919	11,489	10,953
Costs	1,353	6,280	5,950
Financial expenses/(income), net	0	1,032	2,696
Trade receivables	805	588
Trade payables	863	1,858
Other current assets	10	6
Other liabilities	304	704
Exor Group companies (excluding the Stellantis Group) | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	485	281	282
Costs	1,913	1,615	1,611
Financial expenses/(income), net	22	3	0
Trade receivables	153	0
Trade payables	49	392
Other current assets	1,026	214
Other liabilities	924	218
Other related parties | Total for all related parties
Disclosure of transactions between related parties [line items]
Net revenues	5,487	2,237	3,088
Costs	15,993	15,000	14,121
Financial expenses/(income), net	13	0	€ 1
Trade receivables	357	118
Trade payables	1,691	2,726
Other current assets	341	0
Other liabilities	€ 346	€ 51